Fair value (Tables)	12 Months Ended
Mar. 31, 2026
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected
Assets and liabilities measured at fair value on a recurring basis at March 31, 2025 and 2026, including those for which the MHFG Group has elected the fair value option, are summarized below:

2025	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	2,111	16	—	2,126
Japanese local government bonds	—	98	—	98
U.S. Treasury bonds and federal agency securities	4,274	1,034	—	5,308
Other foreign government bonds	975	728	—	1,703
Agency mortgage-backed securities	—	5,494	—	5,494
Certificates of deposit and commercial paper	—	956	—	956
Corporate bonds and other (2)	6	2,851	174	3,030
Equity securities	2,735	133	21	2,888
Trading securities measured at net asset value (3)				103
Derivative financial instruments:
Interest rate contracts	25	10,801	4	10,830
Foreign exchange contracts	—	4,526	8	4,534
Equity-related contracts	83	175	4	261
Credit-related contracts	—	242	3	245
Other contracts	6	10	5	21
Available-for-sale securities:
Japanese government bonds	7,938	424	—	8,362
Japanese local government bonds	—	548	—	548
U.S. Treasury bonds and federal agency securities	128	—	—	128
Other foreign government bonds	1,150	1,441	—	2,591
Agency mortgage-backed securities	—	316	—	316
Residential mortgage-backed securities	—	15	6	21
Commercial mortgage-backed securities	—	851	3	854
Japanese corporate bonds and other debt securities	—	1,252	186	1,438
Foreign corporate bonds and other debt securities	—	788	13	801
Equity securities:
Equity securities with readily determinable fair values	3,034	545	—	3,578
Equity securities measured at net asset value (3)				339
Other investments	2	—	86	88
Other assets (4)	34	82	37	154

Total assets measured at fair value on a recurring basis	22,499	33,325	550	56,816

Liabilities:
Trading securities sold, not yet purchased	3,320	1,621	—	4,941
Derivative financial instruments:
Interest rate contracts	18	10,885	6	10,910
Foreign exchange contracts	—	4,811	2	4,813
Equity-related contracts	71	165	77	313
Credit-related contracts	—	205	5	210
Other contracts	9	9	3	21
Other short-term borrowings (5)	—	244	—	244
Long-term debt (5)	—	3,276	489	3,764
Other liabilities	5	82	37	125

Total liabilities measured at fair value on a recurring basis	3,424	21,298	619	25,341

2026	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	3,106	27	—	3,134
Japanese local government bonds	—	122	—	122
U.S. Treasury bonds and federal agency securities	4,658	1,789	—	6,447
Other foreign government bonds	1,159	890	—	2,049
Agency mortgage-backed securities	—	4,695	—	4,695
Certificates of deposit and commercial paper	—	1,103	—	1,103
Corporate bonds and other (2)	1	3,207	177	3,384
Equity securities	3,694	159	21	3,873
Trading securities measured at net asset value (3)				108
Derivative financial instruments:
Interest rate contracts	38	16,390	11	16,440
Foreign exchange contracts	—	6,719	6	6,725
Equity-related contracts	130	210	14	355
Credit-related contracts	—	202	4	206
Other contracts	31	18	8	57
Available-for-sale securities:
Japanese government bonds	14,205	720	—	14,925
Japanese local government bonds	—	150	—	150
U.S. Treasury bonds and federal agency securities	138	—	—	138
Other foreign government bonds	1,804	1,760	—	3,564
Agency mortgage-backed securities	—	282	—	282
Residential mortgage-backed securities	—	—	12	12
Commercial mortgage-backed securities	—	914	—	914
Japanese corporate bonds and other debt securities	—	694	228	923
Foreign corporate bonds and other debt securities	—	942	—	942
Equity securities:
Equity securities with readily determinable fair values	3,459	1,086	—	4,545
Equity securities measured at net asset value (3)				479
Other investments	1	—	89	90
Other assets	2	36	40	77

Total assets measured at fair value on a recurring basis	32,425	42,115	610	75,737

Liabilities:
Trading securities sold, not yet purchased	3,297	1,300	—	4,597
Derivative financial instruments:
Interest rate contracts	39	16,838	15	16,892
Foreign exchange contracts	—	6,563	3	6,566
Equity-related contracts	185	194	171	550
Credit-related contracts	—	131	3	134
Other contracts	22	33	8	63
Other short-term borrowings (5)	—	107	—	107
Long-term debt (5)	—	4,124	569	4,693
Other liabilities	2	36	40	77

Total liabilities measured at fair value on a recurring basis	3,546	29,325	808	33,679

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	The amount includes CLO and convertible bonds, which are classified in Level 3.
(3)
In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2025 and 2026 were ¥58 billion and ¥190 billion, respectively.

(4)	The amount includes highly liquid government bonds classified as held for sale relating to a transferred business, which are classified in Level 1.
(5)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using
significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2025 and 2026:

2025	April 1, 2024	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2025	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Corporate bonds and other	189	3	(2)	—		—	—	47	(61)	—	(5)	174	2
Equity securities	21	1	(2)	—		—	—	—	—	—	(1)	21	1
Derivative financial instruments, net (1) :
Interest rate contracts.	13	(13	) (2)	—		—	—	—	—	—	(2)	(2)	(13)
Foreign exchange contracts	(9)	11	(2)	—		—	—	—	—	—	4	6	12
Equity-related contracts	(70)	(11	) (2)	—		—	—	—	—	—	8	(73)	(10)
Credit-related contracts	(5)	—	(2)	—		—	—	—	—	—	3	(2)	(1)
Other contracts	—	2	(2)	—		—	—	—	—	—	—	1	2
Available-for-sale securities:
Residential mortgage- backed securities	8	—	(3)	—	(4)	—	—	—	—	—	(1)	6	—
Commercial mortgage-backed securities	4	—	(3)	—	(4)	—	(1)	—	—	—	—	3	—
Japanese corporate bonds and other debt securities	167	—	(3)	(10	) (4)	—	—	35	—	—	(7)	186	(9)
Foreign corporate bonds and other debt securities	23	—	(3)	—	(4)	—	(10)	—	—	—	—	13	—
Other investments	80	—	(3)	—		—	(2)	55	(1)	—	(46)	86	(2)
Other assets	—	—		—		—	—	37	—	—	—	37	—

Liabilities:
Long-term debt	427	22	(5)	6	(4)	7	—	—	—	250	(168)	489	30
Other liabilities	—	—		—		—	—	—	—	37	—	37	—

2026	April 1, 2025	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2026	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Corporate bonds and other	174	19	(2)	—		20	—	225	(160)	—	(102)	177	34
Equity securities	21	—	(2)	—		—	—	—	—	—	—	21	—
Derivative financial instruments, net (1) :
Interest rate contracts.	(2)	(2	) (2)	—		6	—	—	—	—	(6)	(4)	(6)
Foreign exchange contracts	6	(7	) (2)	—		—	—	—	—	—	4	3	(1)
Equity-related contracts	(73)	(113	) (2)	—		—	—	—	—	—	29	(156)	(44)
Credit-related contracts	(2)	(1	) (2)	—		—	—	—	—	—	4	1	5
Other contracts	1	(4	) (2)	—		—	(1)	—	—	—	2	(1)	(1)
Available-for-sale securities:
Residential mortgage- backed securities	6	(1	) (3)	—	(4)	—	—	11	(3)	—	(1)	12	—
Commercial mortgage-backed securities	3	—	(3)	—	(4)	—	(3)	—	—	—	—	—	—
Japanese corporate bonds and other debt securities	186	—	(3)	(6	) (4)	—	—	61	—	—	(13)	228	(6)
Foreign corporate bonds and other debt securities	13	—	(3)	—	(4)	—	—	—	—	—	(13)	—	—
Other investments	86	(1	) (3)	—		—	—	60	—	—	(55)	89	1
Other assets	37	—		—		—	—	3	—	—	—	40	—

Liabilities:
Long-term debt	489	(2	) (5)	(6	) (4)	41	(5)	—	—	281	(244)	569	7
Other liabilities	37	—		—		—	—	—	—	3	—	40	—

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)
Amounts represent total gains or losses recognized in earnings and other comprehensive income (loss) during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2025 and 2026. The amounts of unrealized gains (losses) in other comprehensive income (loss) are related to
Available-for-sale
securities and Long-term debt, which were ¥(10) billion and ¥6 billion, respectively, at March 31, 2025, and ¥(6) billion and ¥(6) billion, respectively, at March 31, 2026.

Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities
The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2025 and 2026:

2025

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	6	Discounted cash flow	Prepayment rate	0.4%–5.8%	3.6%
		Price-based	Recovery rate	100.0%–100.0%	100.0%
			Discount margin	30.0bps–52.0bps	39.8bps

Commercial mortgage-backed securities	3	Discounted cash flow Price-based	Discount margin	173.3bps–180.6bps	178.8bps

Corporate bonds and other debt securities	373	Discounted cash flow	Prepayment rate (1)	2.9%–2.9%	2.9%
		Price-based	Default rate (1)	0.3%–0.3%	0.3%
			Recovery rate (1)	36.5%–36.5%	36.5%
			Discount margin (1)	58.1bps–58.1bps	58.1bps
			Discount margin (2)	47.0bps–47.0bps	47.0bps

Derivative financial instruments, net:
Interest rate contracts	(2)	Internal valuation model (3)	IR – IR correlation	23.2%–100.0%	71.4%

Foreign exchange contracts	6	Internal valuation model (3)	FX – IR correlation	13.8%–72.5%	29.9%

Equity-related contracts	(73)	Internal valuation model (3)	Equity – IR correlation	25.0%–25.0%	25.0%
			Equity volatility	12.7%–175.2%	51.0%

Credit-related contracts	(2)	Internal valuation model (3)	Default rate	0.0%–6.5%	1.4%

Other contracts	1	Internal valuation model (3)	Commodity volatility	17.1%–27.7%	18.1%

Long-term debt	489	Internal valuation model (3)	IR – IR correlation	23.2%–100.0%	71.4%
			FX – IR correlation	5.5%–59.2%	29.9%
			Equity – IR correlation	25.0%–25.0%	25.0%
			Equity – FX correlation	-5.4%–93.3%	0.0%
			Equity correlation	39.9%–100.0%	87.3%
			Equity volatility	10.3%–97.0%	29.7%
			Default rate	0.0%–6.8%	1.3%
			Credit correlation	22.8%–100.0%	57.5%

2026

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:

Corporate bonds and other debt securities	405	Discounted cash flow	Discount margin (1)	30.5bps–30.5bps	30.5bps
		Price-based
			Discount margin (2)	67.9bps–86.3bps	71.1bps

Derivative financial instruments, net:
Interest rate contracts	(4)	Internal valuation model (3)	IR – IR correlation	23.2%–100.0%	72.4%
			IR volatility	0.3%–1.4%	0.8%

Foreign exchange contracts	3	Internal valuation model (3)	FX – IR correlation	-6.2%–72.5%	14.9%
			IR – IR correlation	66.5%–66.5%	66.5%
			FX volatility	9.0%–11.5%	9.7%

Equity-related contracts	(156)	Internal valuation model (3)	Equity – IR correlation	25.0%–25.0%	25.0%
			Equity correlation	80.2%–100.0%	93.4%
			Equity volatility	12.3%–491.1%	52.4%

Credit-related contracts	1	Internal valuation model (3)	Default rate	0.0%–2.2%	0.4%

Other contracts	(1)	Internal valuation model (3)	Commodity volatility	0.0%–165.0%	40.7%

Long-term debt	569	Internal valuation model (3)	IR – IR correlation	64.0%–66.5%	65.3%
			IR volatility	0.3%–1.4%	0.8%
			FX – IR correlation	-6.2%–63.2%	14.9%
			FX volatility	9.0%–11.5%	9.7%
			Equity – IR correlation	25.0%–25.0%	25.0%
			Equity – FX correlation	-3.4%–92.4%	0.0%
			Equity correlation	45.1%–100.0%	87.3%
			Equity volatility	10.3%–75.1%	35.8%
			Default rate	0.0%–6.5%	0.7%
			Credit correlation	26.4%–100.0%	59.2%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.
(5)	The range of inputs for equity securities is not disclosed, as there is a dispersion of values given the number of positions.
IR	= Interest rate
FX	= Foreign exchange

Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table shows the fair value hierarchy for these items as of March 31, 2025 and 2026:

2025	Total	Level 1	Level 2	Level 3	Aggregate cost

	(in billions of yen)
Assets:
Loans	84	—	—	84	345
Loans held-for-sale	54	—	48	5	57
Equity securities (without readily determinable fair values)	10	—	1	9	23
Other investments	68	66	—	2	106
Premises and equipment—net	—	—	—	—	2
Other assets	3	—	—	3	10

Total assets measured at fair value on a nonrecurring basis	219	66	49	104	543

2026	Total	Level 1	Level 2	Level 3	Aggregate cost

	(in billions of yen)
Assets:
Loans	116	—	—	116	172
Loans held-for-sale	70	—	47	23	92
Equity securities (without readily determinable fair values)	5	—	2	3	9
Premises and equipment—net	2	—	—	2	3

Total assets measured at fair value on a nonrecurring basis	193	—	49	144	276

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825
The following table shows the carrying amounts and fair values at March 31, 2025 and 2026, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments-Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 842, “Leases” (“ASC 842”):

	2025
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3

	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	104,399	104,399	71,405	32,994	—
Investments	4,186	4,027	400	3,628	—
Loans, net of allowance (Note)	98,275	99,450	—	—	99,450
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	77,163	77,163	—	77,163	—
Interest-bearing deposits	139,443	139,338	—	139,338	—
Due to trust accounts	303	303	—	303	—
Other short-term borrowings	5,293	5,293	—	5,293	—
Long-term debt	11,119	10,900	—	9,378	1,521

	2026
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3

	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	95,986	95,986	60,583	35,403	—
Investments	4,852	4,711	393	4,318	—
Loans, net of allowance (Note)	104,910	105,804	—	—	105,804
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	77,433	77,433	—	77,433	—
Interest-bearing deposits	144,596	144,400	—	144,400	—
Due to trust accounts	302	302	—	302	—
Other short-term borrowings	2,816	2,816	—	2,816	—
Long-term debt	16,119	15,873	—	14,236	1,637

Note:	Loans, net of allowance include items measured at fair value on a nonrecurring basis.